Borrowings - Costs for borrowings (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred	R 58,238	R 70,780
Standard Bank Limited overdraft
Disclosure of detailed information about borrowings [line items]
Basis spread on capitalisation rate of borrowing costs	1.20%
Borrowing costs incurred	R 39,738	52,280
Standard Bank Limited vehicle and asset finance
Disclosure of detailed information about borrowings [line items]
Basis spread on capitalisation rate of borrowing costs	1.20%
Borrowing costs incurred	R 8,500	8,500
Nedbank Limited overdraft
Disclosure of detailed information about borrowings [line items]
Basis spread on capitalisation rate of borrowing costs	2.00%
Borrowing costs incurred	R 10,000	R 10,000